The Brown Capital Management Mid-Cap Fund
The Brown Capital Management Mid-Cap Fund
Investment Objective.
The Fund seeks long-term capital appreciation.
Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses of the Fund.
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	The Brown Capital Management Mid-Cap Fund Institutional Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none
Redemption Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses -		The Brown Capital Management Mid-Cap Fund Institutional Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		1.28%
Total Annual Fund Operating Expenses		2.03%
Fee Waivers and/or Expense Reimbursements	[1]	0.73%
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	[1]	1.30%
[1]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Fund for certain months and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses to not more than 1.30% of the average daily net assets of the Fund for the period ending the last day of July 2012. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions, the Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
The Brown Capital Management Mid-Cap Fund Institutional Shares	132	566	1,026	2,300

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 38.11% of the average value of its portfolio.

Principal Investment Strategies.
The Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as "mid-cap" companies.  The Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, convertible bonds, and warrants.  The Advisor considers a company to be a "mid-cap" company if it has, at the time of purchase by the Mid-Cap Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index.  On June 30, 2011, the market value of companies in the Russell Midcap® Growth Index ranged from approximately $1.4 billion to approximately $17.9 billion.  The Advisor intends to invest in companies that, at a minimum, meet two specific criteria.  First, the Advisor identifies a company that the Advisor believes can generate a prospective earnings growth rate in excess of the overall market's earnings growth rate.  This determination is generated from fundamental analysis and the Advisor's assessment of the company's growth prospects over the next three to five years.  Second, the company's stock should be selling at a reasonable valuation.  Reasonable valuation is determined by applying a risk-adjusted price to earnings ("P/E") multiple to Advisor-forecasted earnings per share ("EPS") targets.

The foundation of the Advisor's investment process is fundamental analysis that principally includes:

•	financial statement analysis;
•	management interviews;
•	industry analysis; and
•	competitor analysis.

This analysis represents approximately 80% of the Advisor's investment approach.  Companies are identified through Advisor-developed quantitative screens including:

•	historical EPS growth;
•	return on equity; and
•	debt-to-total capital.

Companies may also be identified through a number of other means including:

•	external research sources;
•	investment conferences;
•	in-office management visits; and
•	industry trends.

Critical to the Advisor's assessment of a company's future growth prospects is an understanding of what internal and external factors drove the company's historical revenue and earnings growth.  The Advisor creates financial models that reflect its expectations for revenue growth, profitability, operating leverage, financial leverage, cash flow sources and uses, and earnings per share growth.  When its fundamental analysis reveals that a company can sustain an above-market earnings growth rate, the Advisor next determines whether the company is trading at a reasonable valuation.

Valuation analysis is the remaining 20% of the investment approach.  To make that determination, the Advisor uses company-specific risk premiums developed by the Advisor that when combined with a risk-free rate of return (5-year Treasury yield), establishes a risk-adjusted required return for that specific company.  The required return is translated into a P/E multiple.

Principal Risks of Investing in the Fund.
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following risks:

•	Market Risk: Market risk refers to the possibility that the value of equity securities held by the Fund may decline due to daily fluctuations in the securities markets.

•	Investment Style Risk: The performance of the Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

•	Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

•
Market Sector Risk:  The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

•
Equity Securities Risk:  To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

•
Mid-Cap Companies Risk:  Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies.  Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value.

•
Portfolio Turnover Risk:  Although the Advisor intends to hold the Funds' portfolio securities for the long-term, the Fund may sell portfolio securities without regard to the length of time they have been held.  The Fund's portfolio is expected to be less than 100%, but could be higher in any given year.  As a higher portfolio turnover rate may involve paying brokerage commissions and other transactions costs, it could result in additional expenses for the Fund.

Performance Information.
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare to that of two broad-based securities market indexes.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://browncapital.com/mid-funds-overview.html.

Calendar Year Returns

Quarterly Returns During This Time Period
Highest return for a quarter	22.52%	Quarter ended June 30, 2009
Lowest return for a quarter	-13.59%	Quarter ended December 31, 2008
Year-to-date return as of most recent quarter	7.14%	Quarter ended June 30, 2011

Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns - The Brown Capital Management Mid-Cap Fund	Past 1 Year	Past 5 Years	Since Inception
Institutional Shares	27.04%	9.55%	12.05%
Institutional Shares After taxes on distributions	26.87%	8.60%	11.19%
Institutional Shares After taxes on distributions and sale of shares	17.58%	7.88%	10.33%
S&P MidCap 400 Index	26.64%	5.74%	11.66%
Russell Midcap Growth Index	26.38%	4.88%	12.05%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).